ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 93.8%

HARDWARE 28.1%
Consumer Electronics 2.8%
Apple (1)	23,500	3,608
Parrot (EUR) (1)	29,646	1,472
		5,080
Enterprise Hardware 16.9%
Acer (TWD)	488,000	860
Dell (1)	125,000	3,450
Delta Electronics (TWD)	635,000	2,461
EMC (1)	50,000	1,040
FEI (1)	55,000	1,729
Hewlett-Packard	110,000	5,477
HOYA (JPY)	86,500	2,941
Murata Manufacturing (JPY)	30,200	2,169
Network Appliance (1)	85,000	2,287
Nidec (JPY)	31,900	2,222
Palm (1)	40,000	651
Seagate Technology	75,000	1,918
Sun Microsystems (1)	340,000	1,907
Wistron (TWD)	750,371	1,357
		30,469
Supply Chain/Electronic Manufacturing 8.4%
ASUSTeK Computer (TWD)	609,902	1,856
Foxconn (HKD) (1)	1,500,000	4,112
FoxConn Technology (TWD)	299,850	3,473
Hon Hai Precision (TWD)	417,200	3,145
Jabil Circuit	110,000	2,512
		15,098

Total Hardware		50,647
IT SERVICES 3.5%
IT Services 3.5%
Accenture, Class A	19,500	785
Infosys Technologies (INR)	60,800	2,879
Satyam Computer Services (INR)	235,700	2,644
Total IT Services		6,308
MEDIA 8.5%
Internet 8.5%
eBay (1)	66,000	2,575
Google, Class A (1)	10,500	5,956
Info Edge India (INR)	47,860	1,291
Limelight Networks (1)	52,400	460
Monster Worldwide (1)	40,000	1,363
Tencent Holdings (HKD)	430,000	2,779
Yahoo Japan (JPY)	2,500	943
Total Media		15,367
SEMICONDUCTORS 19.5%
Analog Semiconductors 2.9%
Fairchild Semiconductor, Class A (1)	155,000	2,895
Maxim Integrated Products	80,000	2,348
		5,243
Digital Semiconductors 14.1%
Advanced Micro Devices (1)	125,000	1,650
ASE Test (1)	103,500	1,487
Broadcom, Class A (1)	100,000	3,644
Integrated Device Technology (1)	145,000	2,245
Intel	150,000	3,879
Marvell Technology Group (1)	235,000	3,847
Mediatek (TWD)	141,850	2,556
PMC-Sierra (1)	360,000	3,020
Spansion, Class A (1)	120,000	1,014
Xilinx	75,000	1,961
		25,303
Semiconductor Capital Equipment 2.5%
Ibiden (JPY)	18,200	1,526
PowerTech Technology (TWD)	288,350	1,162
Siliconware Precision Industries, ADR	150,000	1,815
		4,503
Total Semiconductors		35,049
SOFTWARE 16.6%
Applications Software 4.7%
Adobe Systems (1)	90,000	3,929
Ariba (1)	90,000	970
Digital River (1)	38,000	1,701
Salesforce.com (1)	35,000	1,796
		8,396
Consumer Software 5.9%
Activision (1)	50,000	1,079
Electronic Arts (1)	72,000	4,031
Gameloft (EUR) (1)	287,300	2,378
Nintendo (JPY)	4,000	2,075
Ubisoft Entertainment (EUR) (1)	17,000	1,158
		10,721
Infrastructure Software 6.0%
Microsoft	290,500	8,558
Red Hat (1)	115,000	2,285
		10,843
Total Software		29,960
TELECOM EQUIPMENT 13.7%
Wireless Equipment 5.5%
Motorola	110,000	2,038
Nokia (EUR)	100,000	3,791
Qualcomm	95,000	4,015
		9,844
Wireline Equipment 8.2%
Alcatel-Lucent, ADR	95,700	974
Cisco Systems (1)	170,000	5,629
Corning	145,000	3,574
Finisar (1)	440,000	1,232
JDS Uniphase (1)	60,000	898
Juniper Networks (1)	70,000	2,563
		14,870
Total Telecom Equipment		24,714
TELECOM SERVICES 3.9%
Wireless - Domestic 3.9%
American Tower, Class A (1)	115,000	5,007
Crown Castle International (1)	50,000	2,031
Total Telecom Services		7,038

Total Common Stocks (Cost $146,861)		169,083
PREFERRED STOCKS 2.1%
SEMICONDUCTORS 2.1%
Digital Semiconductors 2.1%
Samsung Electronics (KRW)	8,328	3,877
Total Preferred Stocks (Cost $4,174)		3,877
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve
Investment Fund, 4.41% (2)(3)	7,788,212	7,788
Total Short-Term Investments (Cost $7,788)		7,788
Total Investments in Securities
100.2% of Net Assets (Cost $158,823)		$180,748

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4.
ADR	American Depository Receipts
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	Taiwan Dollar

The accompanying notes are integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008.

Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $158,823,000. Net unrealized gain aggregated $21,924,000 at period-end, of which $26,312,000 related to appreciated investments and $4,388,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $259,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $7,788,000 and $4,961,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007